NET FINANCE COST	12 Months Ended
Dec. 31, 2024
NET FINANCE COST
NET FINANCE COST	NET FINANCE COST

	For the year ended December 31,
In millions	2024	2023	2022
Interest income	$8.8	$6.4	$3.3

Interest expense
Interest expense on interest bearing debt	(174.2)	(158.9)	(90.5)
Interest expense on lease liabilities	(22.4)	(12.2)	(8.5)
Interest expense to related parties	(21.6)	(227.5)	(138.5)
Interest expense related to pension liabilities	(0.5)	(0.9)	(0.6)
Interest expense related to derivative instruments	(0.1)	(2.2)	(5.8)
Other interest expense	(0.2)	4.1	6.4
	(219.0)	(397.6)	(237.5)

Foreign currency exchange (losses)/gains, net & other finance costs
Exchange rate (losses)/gains (1)	(54.2)	(5.3)	6.0
Change in fair value of derivative instruments not used in hedge accounting	(1.1)	(2.5)	7.0
Other finance cost	(12.3)	(8.1)	(12.0)
	(67.6)	(15.8)	1.0

Loss on debt extinguishment	(31.8)	—	—

Net finance cost	$(309.6)	$(407.0)	$(233.2)
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(1)Exchange rate losses in 2024 includes approximately $18.0 million of losses related to contract costs incurred in association with our IPO.